Bank Owned Life Insurance and Annuities (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Bank Owned Life Insurance and Annuities [Abstract]
Bank owned life insurance and annuities, cash value	$ 14,972	$ 14,631	$ 14,905
Increase in cash surrender value of bank-owned life insurance	$ 341	$ (274)	$ 98